Financial Instruments (Tables)	6 Months Ended
May 31, 2022
Financial Instruments (Tables)
Schedule of fair value measurements, nonrecurring
	May 31, 2022		November 30, 2021
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debentures(i)	1,800,000	1,766,498	1,751,483	1,783,882
Promissory notes payable(i)	167,693	167,693	165,878	165,878

Contractual obligation, fiscal year maturity schedule
	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Accounts payable	4,285,339	-	-	-	-	4,285,339
Accrued liabilities	2,712,045	-	-	-	-	2,712,045
Employee costs payable	2,671,154	-	-	-	-	2,671,154
Operating lease liability (Note 6)	43,066	43,066	-	-	-	86,132
Convertible debentures (Note 5)	1,800,000	-	-	-	-	1,800,000
Promissory notes payable (Note 5)	167,693	-	-	-	-	167,693
Total contractual obligations	11,679,297	43,066	-	-	-	11,722,363